Income Taxes - Deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Net operating loss carryforwards	$ 47,864	$ 21,309
Stock-based compensation	2,492	1,646
Reserves and accruals	1,239	513
Other	291	2
Total deferred tax assets	51,886	23,470
Less: valuation allowance	(51,859)	(23,455)
Deferred tax assets, net of valuation allowance	27	15
Deferred tax liabilities:
Fixed assets	(27)	(15)
Total deferred tax liabilities	(27)	(15)
Net deferred tax assets	$ 0	$ 0